Interim Financial Results (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 5,381		$ 5,266		$ 5,322		$ 5,110		$ 5,443		$ 5,691		$ 5,714		$ 5,517		$ 21,079	[1]	$ 22,365	[1]	$ 23,617	[1]
Earnings (loss) from continuing operations before income taxes and equity earnings	280	[2]	373	[2]	(14)	[2]	317	[2]	265	[3]	329	[3]	266	[3]	406	[4]	956	[2]	1,266	[3]	872
Gain (loss) from discontinued operations	0		0		0		(5)	[5]	0		0		0		0		(5)	[5]	0		(13)
Net earnings (loss) attributable to International Paper Company	$ 218	[2],[6]	$ 312	[2],[6]	$ 40	[2],[6]	$ 334	[2],[5],[6]	$ 178	[3],[4]	$ 220	[3],[4]	$ 227	[3],[4]	$ 313	[4]	$ 904	[2],[5],[6]	$ 938	[3],[4]	$ 555
Earnings (loss) from continuing operations	$ 0.53	[2]	$ 0.76	[2]	$ 0.10	[2]	$ 0.82	[2]	$ 0.43	[3]	$ 0.53	[3]	$ 0.54	[3]	$ 0.74	[4]	$ 2.21	[2]	$ 2.25	[3]	$ 1.33
Gain (loss) from discontinued operations	0.00		0.00		0.00		(0.01)	[5]	0.00		0.00		0.00		0.00		(0.01)	[5]	0.00		(0.03)
Net earnings (loss)	0.53	[2],[6]	0.76	[2],[6]	0.10	[2],[6]	0.81	[2],[5],[6]	0.43	[3],[4]	0.53	[3],[4]	0.54	[3],[4]	0.74	[4]	2.20	[2],[5],[6]	2.25	[3],[4]	1.30
Gain (loss) from discontinued operations	0.00		0.00		0.00		(0.01)	[5]	0.00		0.00		0.00		0.00		(0.01)	[5]	0.00		(0.02)
Net earnings (loss)	0.53	[2],[6]	0.75	[2],[6]	0.10	[2],[6]	0.81	[2],[5],[6]	0.43	[3],[4]	0.53	[3],[4]	0.54	[3],[4]	0.74	[4]	2.18	[2],[5],[6]	2.23	[3],[4]	1.29
Diluted earnings (loss) per share from continuing operations	0.53	[2]	0.75	[2]	0.10	[2]	0.82	[2]	0.43	[3]	0.53	[3]	0.54	[3]	0.74	[4]	2.19	[2]	2.23	[3]	$ 1.31
Dividends per share of common stock	0.4625		0.44		0.44		0.4400		0.4400		0.4000		0.4000		0.4000		1.7825		1.6400
High	54.68		49.90		44.60		42.09		44.83		49.49		56.49		57.90		54.68		57.90
Low	$ 43.55		$ 41.08		$ 39.24		$ 32.50		$ 36.76		$ 37.11		$ 47.39		$ 51.35		$ 32.50		$ 36.76

[1]	Net sales are attributed to countries based on the location of the seller.
[2]	Includes the following pre-tax charges (gains): 2016In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs $9 $— $— $—India Packaging evaluation write-off — — 17 —Early debt extinguishment costs — — 29 —Write-off of certain regulatory pre-engineering costs — — 8 —Costs associated with the newly acquired pulp business — 5 7 19Asia Box impairment / restructuring 37 28 5 —Gain on sale of investment in Arizona Chemical (8) — — —Turkey mill closure — — — 7Amortization of Weyerhaeuser inventory fair value step-up — — — 19Total $38 $33 $66 $45
[3]	Includes the following pre-tax charges (gains): 2015In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs, net of proceeds from sale of the Carolina Coated Bristols brand $— $(14) $7 $15Timber monetization restructuring — — 17 (1)Early debt extinguishment costs — 207 — —Refund and state tax credits — (4) — —IP-Sun JV impairment — — 186 (12)Legal reserve adjustment — — — 15Impairment of Orsa goodwill and trade name intangible — — — 137Other items — 1 1 4Total $— $190 $211 $158
[4]	Includes the following tax expenses (benefits): 2015 Q1 Q2 Q3 Q4Tax expense for cash pension $— $23 $— $—Tax benefit related to IP-Sun JV — — (67) —Other items — 5 — 2Tax impact of other special items — (67) (3) (13)Total $— $(39) $(70) $(11)
[5]	Includes a pre-tax charge of $8 million for a legal settlement associated with the xpedx business.
[6]	Includes the following tax expenses (benefits): 2016 Q1 Q2 Q3 Q4Cash pension contribution $— $23 $— $—U.S. Federal audit (14) — — —Brazil goodwill (57) — — —International legal entity restructuring — (6) — —Luxembourg tax rate change — — — 31Tax impact of other special items (3) (10) (24) (14)Total $(74) $7 $(24) $17